FINANCIAL RISK MANAGEMENT AND FAIR VALUES - Exposure to Credit Risk and ECLs for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 4,033	¥ 3,860
Trade accounts receivable and bills receivable
Disclosure of credit risk exposure [line items]
Loss allowance	4,033	3,860
Trade accounts receivable and bills receivable | Within one year
Disclosure of credit risk exposure [line items]
Loss allowance	83	117
Trade accounts receivable and bills receivable | Between one and two years
Disclosure of credit risk exposure [line items]
Loss allowance	181	3,131
Trade accounts receivable and bills receivable | Between two and three years
Disclosure of credit risk exposure [line items]
Loss allowance	3,190	85
Trade accounts receivable and bills receivable | Over three years
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 579	¥ 527
Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Within one year
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	0.20%	0.00%
Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Between one and two years
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	35.80%	25.20%
Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Between two and three years
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	50.60%	54.90%
Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Over three years
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	100.00%	88.00%
Gross carrying amount | Trade accounts receivable and bills receivable
Disclosure of credit risk exposure [line items]
Financial assets	¥ 38,894	¥ 39,299
Gross carrying amount | Trade accounts receivable and bills receivable | Within one year
Disclosure of credit risk exposure [line items]
Financial assets	34,263	34,478
Gross carrying amount | Trade accounts receivable and bills receivable | Between one and two years
Disclosure of credit risk exposure [line items]
Financial assets	623	4,062
Gross carrying amount | Trade accounts receivable and bills receivable | Between two and three years
Disclosure of credit risk exposure [line items]
Financial assets	3,411	149
Gross carrying amount | Trade accounts receivable and bills receivable | Over three years
Disclosure of credit risk exposure [line items]
Financial assets	597	610
Gross carrying amount | Expected credit loss individually assessed | Trade accounts receivable and bills receivable
Disclosure of credit risk exposure [line items]
Financial assets	8,312	8,905
Gross carrying amount | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Within one year
Disclosure of credit risk exposure [line items]
Financial assets	4,280	5,023
Gross carrying amount | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Between one and two years
Disclosure of credit risk exposure [line items]
Financial assets	500	3,637
Gross carrying amount | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Between two and three years
Disclosure of credit risk exposure [line items]
Financial assets	3,324	27
Gross carrying amount | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Over three years
Disclosure of credit risk exposure [line items]
Financial assets	208	218
Accumulated impairment | Expected credit loss individually assessed | Trade accounts receivable and bills receivable
Disclosure of credit risk exposure [line items]
Financial assets	(3,499)	(3,341)
Accumulated impairment | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Within one year
Disclosure of credit risk exposure [line items]
Financial assets	(26)	(117)
Accumulated impairment | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Between one and two years
Disclosure of credit risk exposure [line items]
Financial assets	(137)	(3,024)
Accumulated impairment | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Between two and three years
Disclosure of credit risk exposure [line items]
Financial assets	(3,146)	(18)
Accumulated impairment | Expected credit loss individually assessed | Trade accounts receivable and bills receivable | Over three years
Disclosure of credit risk exposure [line items]
Financial assets	(190)	(182)
Accumulated impairment | Expected credit loss collectively assessed | Trade accounts receivable and bills receivable
Disclosure of credit risk exposure [line items]
Financial assets	(534)	(519)
Accumulated impairment | Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Within one year
Disclosure of credit risk exposure [line items]
Financial assets	(57)
Accumulated impairment | Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Between one and two years
Disclosure of credit risk exposure [line items]
Financial assets	(44)	(107)
Accumulated impairment | Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Between two and three years
Disclosure of credit risk exposure [line items]
Financial assets	(44)	(67)
Accumulated impairment | Expected credit loss collectively assessed | Trade accounts receivable and bills receivable | Over three years
Disclosure of credit risk exposure [line items]
Financial assets	¥ (389)	¥ (345)